Offerings	Feb. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	208,895
Proposed Maximum Offering Price per Unit	8.30
Maximum Aggregate Offering Price	$ 1,733,828.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 239.45
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Scilex Holding Company 2022 Equity Incentive Plan, as amended (the "2022 Plan") and the Scilex Holding Company 2022 Employee Stock Purchase Plan (the "2022 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2022 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2022 Plan. The 2022 Plan provides that an additional number of shares will automatically be added annually to the shares authorized under the 2022 Plan on January 1st of each year for a period of ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 4.0% of the total number of shares of Common Stock outstanding on December 31st of the preceding year and (ii) 208,895 shares of Common Stock (subject to adjustment by reason of any stock dividend, stock split, recapitalization or other similar transaction); provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $8.30 per share, the average of the high and low price of the Common Stock as reported on the Nasdaq Capital Market on February 5, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	52,223
Proposed Maximum Offering Price per Unit	7.055
Maximum Aggregate Offering Price	$ 368,433.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 50.89
Offering Note	Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2022 ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the 2022 ESPP. The 2022 ESPP provides that an additional number of shares will automatically be added annually to the shares authorized under the 2022 Plan on January 1st of each year for a period of ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1.0% of the total number of shares of Common Stock outstanding on December 31st of the preceding year and (ii) 52,223 shares of Common Stock (subject to adjustment by reason of any stock dividend, stock split, recapitalization or other similar transaction); provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $8.30 per share, the average of the high and low price of the Common Stock as reported on the Nasdaq Capital Market on February 5, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission). Pursuant to the 2022 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of fair market value of the Common Stock on (a) the first day of the offering period, and (b) the purchase date.